Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of the company's financing receivables
Net investment in lease, gross	$ 4,261	$ 4,023
Net investment in lease, unearned income	(429)	(351)
Net investment in lease, unguaranteed residual value	458	422
Net investment in lease, amortized cost	4,290	4,094
Net investment in lease, allowance for credit loss	(63)	(60)
Total net investment in lease, net	4,227	4,034
Financing receivable and net investment in lease, gross	13,173	14,136
Financing receivable and net investment in lease, unearned income	(915)	(790)
Financing receivable and net investment in lease, unguaranteed residual value	458	422
Financing receivable and net investment in lease, amortized cost	12,716	13,769
Financing receivable and net investment in lease, allowance for credit loss	(156)	(173)
Financing receivable and net investment in lease, net	12,560	13,596
Asset Pledged as Collateral
Components of the company's financing receivables
Amortized cost	232	349
Current portion
Components of the company's financing receivables
Net investment in lease, current	1,520	1,485
Financing receivable and net investment in lease, net	6,793	7,790
Noncurrent portion
Components of the company's financing receivables
Net investment in lease, noncurrent	2,707	2,549
Financing receivable and net investment in lease, net	5,766	5,806
Loans Receivable
Components of the company's financing receivables
Financing receivables, gross	7,060	8,875
Unearned income	(486)	(439)
Amortized cost	6,574	8,437
Allowance for credit losses	(87)	(108)
Total financing receivables, net	6,486	8,329
Loans Receivable | Current portion
Components of the company's financing receivables
Total financing receivables, net	3,427	5,073
Loans Receivable | Noncurrent portion
Components of the company's financing receivables
Total financing receivables, net	3,059	3,256
Held for Investment
Components of the company's financing receivables
Financing receivables, gross	1,160	299
Amortized cost	1,160	299
Allowance for credit losses	(6)	(5)
Total financing receivables, net	1,155	293
Held for Investment | Current portion
Components of the company's financing receivables
Total financing receivables, net	1,155	293
Held for Sale
Components of the company's financing receivables
Financing receivables, gross	692	939
Amortized cost	692	939
Total financing receivables, net	692	939
Held for Sale | Current portion
Components of the company's financing receivables
Total financing receivables, net	692	939
Client Financing Receivables
Components of the company's financing receivables
Financing receivable and net investment in lease, amortized cost	10,863	12,531
Financing receivable and net investment in lease, allowance for credit loss	$ (150)	$ (168)	$ (195)